UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier
California Tax Exempt
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier California
Tax Exempt Bond Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier California Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2005, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Darcy.

The U.S. economy demonstrated remarkable resiliency over the past six months, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. Although yields of longer-term municipal bonds recently have begun to creep upward, low inflation expectations among U.S. investors, improving fiscal conditions and robust investor demand have helped them withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the U.S. fixed-income markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation
December 15, 2005

DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus Premier California Tax Exempt Bond Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2005, the fund’s Class A, Class B, Class C and Class Z shares produced total returns of –0.04%, –0.29%, –0.35% and 0.07%, respectively.1 In comparison, the Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 0.36% for the same period.2

Despite rising short-term interest rates, longer-term municipal bond prices declined only modestly over the reporting period amid low inflation expectations and robust investor demand.The fund modestly underperformed its benchmark, which contains bonds from many states, not just California, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund mainly was influenced by higher short-term interest rates and low inflation in a moderately growing U.S. economy.The Federal Reserve Board (the “Fed”) increased the overnight federal funds rate four times during the reporting period, driving it from 3% to 4%. However, contrary to historical norms, yields of longer-term bonds fell modestly, primarily because investors’ inflation expectations remained low and demand for tax-exempt income was robust. As a result, yield differences between shorter- and longer-term securities narrowed, supporting better performance among bonds toward the longer end of the maturity spectrum.

In addition, the market benefited from better fiscal conditions in California. The state enjoyed higher levels of private-sector employment and personal income during the reporting period, which helped support tax revenues and economic growth. In addition, the supply of newly issued bonds in California declined compared to the same period one year ago, while demand from individual and institutional investors remained robust.

In this economic environment, the fund continued to enjoy attractive levels of current income from its core holdings, most of which were purchased during a market environment offering higher yields than are available today. In addition, we tended to focus on securities in the 20-year maturity range, which we regarded as more attractively valued. However, this positioning held back the fund’s relative performance when longer-term bond yields failed to rise commensurately.

What is the fund’s current strategy?

Although signs of a stronger-than-expected economy recently have caused longer-term bond prices to fall, we believe that further increases in short-term interest rates and today’s high energy prices may constrain future economic growth, potentially prompting the Fed to adopt a more neutral monetary policy in 2006. Accordingly, we have continued to emphasize longer-term securities that tend to fare relatively well in slower-growth environments. In addition, we have begun to find more attractive values among lower-rated credits, and we are prepared to increase the fund’s holdings of yield-oriented bonds, such as those issued to financial health care facilities and other corporate-backed ventures.

December 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided for the fund’s Class A, B and C shares reflect the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect until at least May 31, 2006.
Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier California Tax Exempt Bond Fund, Inc. from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.61	$ 7.16	$ 8.41	$ 3.61
Ending value (after expenses)	$999.60	$997.10	$996.50	$1,000.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.66	$ 7.23	$ 8.49	$ 3.65
Ending value (after expenses)	$1,020.46	$1,017.90	$1,016.65	$1,021.46

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.43% for Class B, 1.68% for
Class C and .72% for Class Z; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments—97.2%	Amount ($)		Value ($)

California—89.8%
ABAG Finance Authority for Nonprofit Corps., Revenue:
Multi Family Housing
(Central Park Apartments):
5.50%, 7/1/2019	1,010,000		1,043,572
5.60%, 7/1/2038	5,815,000		5,935,138
(Sansum-Santa Barbara Medical)
5.50%, 4/1/2021	3,500,000		3,705,695
Alameda County, COP:
7.48%, 12/1/2013 (Insured; MBIA)	5,000,000	[a,b]	5,982,300
(Financing Project)
6%, 9/1/2006 (Insured; MBIA)	2,560,000	[c]	2,661,914
Anaheim Public Finance Authority, Tax Allocation
Revenue 6.45%, 12/28/2018 (Insured; MBIA)	26,000,000		28,128,880
California:
Economic Recovery Bonds:
5.25%, 7/1/2013	30,000,000		32,935,800
5%, 7/1/2016	13,000,000		13,970,970
GO:
5.25%, 4/1/2027	6,475,000		6,825,168
5.50%, 4/1/2028	1,000,000		1,074,920
5.25%, 2/1/2030	15,700,000		16,420,944
5.25%, 4/1/2034	17,000,000		17,738,990
(Veterans)
5.05%, 12/1/2036	7,000,000		7,060,480
Various Purpose
6.125%, 10/1/2011 (Insured; FGIC)	2,875,000		3,255,506
California Department of Veteran Affairs,
Home Purchase Revenue:
5.50%, 12/1/2019	11,380,000		11,916,339
5.20%, 12/1/2028	10,000,000		10,004,300
California Department of Water Resources,
Power Supply Revenue:
5.875%, 5/1/2012	10,000,000	[c]	11,307,100
5.375%, 5/1/2012 (Insured; AMBAC)	30,585,000	[c]	33,891,850
California Educational Facilities Authority, Revenue
(Pooled College and University Projects)
5.625%, 7/1/2023	1,275,000		1,269,301
California Health Facilities Financing Authority,
Revenue:
(Cedars-Sinai Medical Center):
6.125%, 12/1/2009	30,695,000	[c]	34,074,826
6.25%, 12/1/2009	9,460,000	[c]	10,545,535
5%, 11/15/2027	10,050,000		10,211,403

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

California (continued)
California Health Facilities Financing Authority,
Revenue (continued):
(Sutter Health):
5.35%, 8/15/2028 (Insured; MBIA)	3,780,000	3,996,292
6.25%, 8/15/2035	6,965,000	7,747,448
California Housing Finance Agency:
MFHR:
6.15%, 8/1/2022 (Insured; AMBAC)	1,845,000	1,897,490
6.30%, 8/1/2026 (Insured; AMBAC)	7,130,000	7,285,220
Single Family Mortgage:
6.25%, 8/1/2014 (Insured; AMBAC)	305,000	309,590
6.30%, 8/1/2024	870,000	883,372
6.45%, 8/1/2025	595,000	597,624
California Infrastructure and Economic
Development Bank, Revenue (Kaiser
Hospital Assistance I-LLC) 5.55%, 8/1/2031	21,900,000	22,879,149
California Pollution Control Financing Authority:
PCR:
8.506%, 6/1/2014	5,500,000 [a,b]	7,042,365
8.506%, 6/1/2014 (Insured; MBIA)	24,165,000 [a,b]	30,941,591
SWDR:
(Browning Ferris Industries):
5.80%, 12/1/2016	2,000,000	1,951,640
6.75%, 9/1/2019	600,000	604,164
(Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	1,000,000	1,003,220
California Public Works Board, LR:
(Department of Corrections, Calipatria State Prison,
Imperial County) 6.50%, 9/1/2017 (Insured; MBIA)	13,000,000	15,472,730
(Department of Health Services, Richmond Laboratory
Project) 5%, 11/1/2021 (Insured; AMBAC)	10,910,000	11,543,653
(Various University of California Projects)
5.50%, 6/1/2014	5,000,000	5,519,050
California State University, Fresno Association Inc.,
Auxiliary Organization Event Center Revenue:
6%, 7/1/2012	3,500,000 [c]	3,979,780
6%, 7/1/2012	2,500,000 [c]	2,842,700
6%, 7/1/2012	5,250,000 [c]	5,969,670

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority:
COP:
(Catholic Healthcare West)
6.50%, 7/1/2020	4,000,000	4,560,240
(Motion Picture and Television Fund)
5.35%, 1/1/2022 (Insured; AMBAC)	5,700,000	5,708,835
(The Internext Group)
5.375%, 4/1/2030	20,000,000	20,030,600
Health Facility Revenue
(Adventist Health System/West)
5%, 3/1/2035	11,880,000	11,915,759
Revenue:
(Daughters of Charity Health System):
5.25%, 7/1/2024	8,205,000	8,457,058
5.25%, 7/1/2035	18,625,000	18,905,865
5%, 7/1/2039	14,000,000	13,826,400
(Kaiser Permanente)
5.50%, 11/1/2032	13,500,000	13,995,585
(Sutter Health)
5.50%, 8/15/2028	14,000,000	14,649,320
(The California Endowment):
5%, 7/1/2028	15,360,000	15,943,373
5%, 7/1/2033	16,710,000	17,279,310
Capistrano Unified School District:
Community Facilities District
Special Tax Number 98 (Ladera)
5.75%, 9/1/2009	5,500,000 [c]	6,042,630
School Facilities Improvement District Number 1
6%, 8/1/2024 (Insured; FGIC)	2,075,000	2,298,415
Castaic Lake Water Agency, COP, Revenue
(Water System Improvement Project)
Zero Coupon, 8/1/2027 (Insured; AMBAC)	10,000,000	3,476,300
Central California Joint Powers Health Financing
Authority, COP (Community Hospitals of Central
California Obligated Group):
6%, 2/1/2030	5,000,000	5,212,000
5.75%, 2/1/2031	18,500,000	19,103,470

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

California (continued)
Chino Valley Unified School District, GO
5.25%, 8/1/2030 (Insured; MBIA)	10,000,000	[d]	10,707,700
Chula Vista, IDR
(San Diego Gas Project)
5%, 12/1/2027	3,000,000		3,028,320
Contra Costa County Public Finance Authority,
Tax Allocation Revenue (Pleasant Hill)
5.45%, 8/1/2028	2,780,000		2,851,224
Contra Costa Water District, Water Revenue
5%, 10/1/2019 (Insured; FSA)	1,000,000		1,061,950
Cucamonga County Water District, COP
5.25%, 9/1/2025 (Insured; FGIC)	5,555,000		5,910,409
Del Mar Race Track Authority, Revenue
6.20%, 8/15/2006	2,000,000	[c]	2,079,100
Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018	13,500,000		13,421,835
Elsinore Valley Municipal Water District, COP:
5.375%, 7/1/2018 (Insured; FGIC)	2,000,000		2,226,800
5.375%, 7/1/2019 (Insured; FGIC)	3,855,000		4,313,822
Escondido Improvement Board
5.70%, 9/2/2026	1,335,000		1,366,292
Fontana, Special Tax
5.25%, 9/1/2017 (Insured; MBIA)	10,000,000		10,659,900
Fontana Public Financing Authority,
Tax Allocation Revenue
(North Fontana Redevelopment Project):
5%, 10/1/2021 (Insured; AMBAC)	5,000,000		5,267,800
5%, 10/1/2022 (Insured; AMBAC)	5,000,000		5,247,350
5.50%, 9/1/2032 (Insured; AMBAC)	13,800,000		14,859,288
Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue 5.75%, 1/15/2040	500,000		510,685
Fremont Union High School District:
5.25%, 9/1/2010 (Insured; FGIC)	3,400,000	[c]	3,659,012
5.25%, 9/1/2010 (Insured; FGIC)	4,000,000	[c]	4,304,720
5.25%, 9/1/2010 (Insured; FGIC)	11,295,000	[c]	12,155,453
Fresno, Sewer Revenue
5.25%, 9/1/2019 (Insured; AMBAC)	12,400,000		13,755,692
Fullerton Community Facilities District Number 1,
Special Tax (Amerige Heights):
6.10%, 9/1/2022	1,000,000		1,064,470
6.20%, 9/1/2032	2,500,000		2,639,000

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

California (continued)
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-Backed Bonds:
5.50%, 6/1/2013	5,000,000	[c]	5,539,350
5%, 6/1/2045	12,475,000		12,432,335
Tobacco Settlement Asset-Backed Bonds
6.75%, 6/1/2039	14,770,000		16,641,064
High Desert Memorial Health Care District, Revenue
5.40%, 10/1/2011	2,500,000		2,549,250
Kaweah Delta Health Care District, Revenue
6%, 8/1/2034	9,000,000		9,715,950
Long Beach Special Tax Community
Facilities District Number 5 (Towne Center)
6.875%, 10/1/2025	500,000		520,270
Los Angeles, GO
5%, 9/1/2016 (Insured; MBIA)	11,670,000		12,456,675
Los Angeles Harbor Department, Revenue
6%, 8/1/2012	8,900,000		9,138,876
Los Angeles Unified School District:
5.75%, 7/1/2017 (Insured; MBIA)	10,135,000		11,669,743
Madera County, COP
(Valley Children’s Hospital)
6.50%, 3/15/2009 (Insured; MBIA)	3,370,000		3,688,903
Metropolitan Water District of Southern California,
Waterworks, GO:
5%, 3/1/2017	5,500,000		5,919,320
5%, 3/1/2018	5,510,000		5,903,690
Murrieta Unified School District
Zero Coupon, 9/1/2021 (Insured; FGIC)	4,950,000		2,371,595
Natomas Unified School District
5.95%, 9/1/2021 (Insured; MBIA)	2,500,000		2,939,625
New Haven Unified School District
5.75%, 8/1/2019 (Insured; FSA)	2,000,000		2,230,860
North Orange County Community College District, GO
5%, 8/1/2022 (Insured; MBIA)	15,530,000		16,438,505
Northern California Power Agency, Revenue
(Hydroelectric Project Number 1):
7%, 1/1/2016 (Insured; AMBAC)	670,000	[c]	831,979
6.30%, 7/1/2018 (Insured; MBIA)	26,400,000		31,686,600
7.50%, 7/1/2021 (Insured; AMBAC)	375,000	[c]	502,515
Oakland Unified School District
5.25%, 8/1/2024 (Insured; FGIC)	17,275,000		18,522,946

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

California (continued)
Orange County Community Facilities
District (Ladera Ranch):
Special Tax Number 1:
6.25%, 8/15/2008	1,600,000	[c]	1,715,856
6%, 8/15/2010	3,000,000	[c]	3,335,820
Special Tax Number 3:
5.60%, 8/15/2028	3,250,000		3,347,013
5.625%, 8/15/2034	6,000,000		6,142,500
Orange County Public Financing Authority, LR
(Juvenile Justice Center Facility)
5.375%, 6/1/2019 (Insured; AMBAC)	6,150,000		6,712,233
Pomona, COP, General Fund Lease Financing
5.50%, 6/1/2028 (Insured; AMBAC)	1,000,000		1,096,010
Pomona Redevelopment Agency, Tax Allocation
(West Holt Avenue) 5.50%, 5/1/2032	3,000,000		3,091,140
Rancho Cucamonga Redevelopment Agency
(Tax Allocation Rancho Development)
5.375%, 9/1/2025 (Insured; MBIA)	7,485,000		7,992,857
Rancho Mirage Joint Powers Financing Authority,
Revenue (Eisenhower Medical Center)
5.625%, 7/1/2029	10,430,000		10,876,404
Redwood Empire Financing Authority, COP
6.40%, 12/1/2023	2,750,000		2,790,617
Riverside County, SFMR
7.80%, 5/1/2021 (Collateralized; GNMA)	1,250,000		1,698,125
Sacramento City Financing Authority, Revenue:
7.755%, 12/1/2013 (Insured; AMBAC)	2,335,000	[a,b]	2,795,158
7.755%, 12/1/2014 (Insured; AMBAC)	2,570,000	[a,b]	3,076,470
Sacramento County:
Airport System Revenue
6%, 7/1/2017 (Insured; MBIA)	5,850,000		6,047,671
Laguna Creek Ranch/Elliott Ranch
Community Facilities District Number 1,
Improvement Area Number 1, Special Tax
(Laguna Creek Ranch) 5.70%, 12/1/2020	2,970,000		3,013,956
Sacramento County Housing Authority,
MFHR (Cottage Estate Apartments)
6%, 2/1/2033 (Collateralized; FNMA)	1,000,000		1,049,400
Sacramento Municipal Utility District,
Electric Revenue:
6.50%, 9/1/2013 (Insured; MBIA)	6,930,000		7,999,646
5.20%, 7/1/2017 (Insured; MBIA)	300,000		314,616

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

California (continued)
San Bernardino County, COP
(Capital Facilities Project) 6.875%, 8/1/2024	5,000,000	6,470,050
San Diego County, COP
(Burnham Institute) 6.25%, 9/1/2029	3,800,000	3,996,574
San Diego County Water Authority,
Water Revenue, COP
5%, 5/1/2032 (Insured; MBIA)	10,000,000	10,266,400
San Diego Unified School District
Zero Coupon, 7/1/2017 (Insured; FGIC)	2,325,000	1,386,467
San Francisco Bay Area Rapid Transit District,
Sales Tax Revenue
5%, 7/1/2024 (Insured; MBIA)	10,000,000	10,508,700
San Francisco City and County:
COP (San Bruno Jail Number 3)
5.25%, 10/1/2021 (Insured; AMBAC)	2,985,000	3,163,622
GO (California Academy of Sciences Improvement)
5%, 6/15/2025	5,905,000	6,161,277
San Francisco City and County Airports Commission,
International Airport Revenue 5.90%, 5/1/2026	9,385,000	9,558,623
San Joaquin Hills Transportation
Corridor Agency, Toll Road Revenue
Zero Coupon, 1/15/2032 (Insured; MBIA)	48,295,000	13,103,399
San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment Project)
5.25%, 8/1/2029	1,000,000	1,022,330
San Juan Unified School District:
Zero Coupon, 8/1/2023 (Insured; FSA)	10,030,000	4,302,469
Zero Coupon, 8/1/2024 (Insured; FSA)	10,655,000	4,333,815
San Mateo County Community
College District, GO:
Zero Coupon, 9/1/2027 (Insured; MBIA)	15,565,000	5,290,388
Zero Coupon, 9/1/2028 (Insured; MBIA)	16,380,000	5,282,550
South Placer Authority, Wastewater Revenue
5.25%, 11/1/2010 (Insured; FGIC)	1,000,000 [c]	1,092,930
Southeast Resource Recovery Facility Authority, LR:
5.25%, 12/1/2016 (Insured; AMBAC)	11,715,000	12,657,003
5.25%, 12/1/2017 (Insured; AMBAC)	6,475,000	6,976,359
5.25%, 12/1/2018 (Insured; AMBAC)	8,085,000	8,700,188
Stockton, Health Facilities Revenue
(Dameron Hospital Association)
5.70%, 12/1/2014	1,000,000	1,043,950

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

California (continued)
Torrance Redevelopment Agency,
Tax Allocation Revenue
5.625%, 9/1/2028	500,000		504,095
University of California, Revenue:
General 5%, 5/15/2023 (Insured; FGIC)	9,165,000		9,619,034
Multi Purpose 5.25%, 9/1/2027 (Insured; MBIA)	31,475,000		33,015,072
Valley Health System, HR
(Improvement Project)
6.50%, 5/15/2025	500,000		501,100
Ventura County Community College District
5.50%, 8/1/2023 (Insured; MBIA)	4,250,000		4,670,665
West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2014 (Insured; MBIA)	5,000,000		5,447,950
5.25%, 8/1/2015 (Insured; MBIA)	5,500,000		5,954,465
5.25%, 8/1/2016 (Insured; MBIA)	3,500,000		3,775,030
5.25%, 8/1/2017 (Insured; MBIA)	2,000,000		2,151,980
West Covina Redevelopment Agency,
Community Facilities District
Special Tax (Fashion Plaza):
6%, 9/1/2017	6,000,000		6,763,140
6%, 9/1/2022	11,325,000		12,925,675
Whittier Health Facility, Revenue
(Presbyterian Intercommunity Hospital)
5.75%, 6/1/2031	10,090,000		10,644,950
U.S. Related—7.4%
Commonwealth of Puerto Rico, Public Improvement
5.50%, 7/1/2016 (Insured; MBIA)	11,830,000		13,354,295
Commonwealth of Puerto Rico
Highway and Transportation Authority,
Transportation Revenue
6.809%, 7/1/2038 (Insured; MBIA)	1,000,000	[a,b]	1,074,910
Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue:
6.65%, 7/1/2015 (Insured; AMBAC)	1,000,000	[a,b]	1,088,480
5.50%, 10/1/2032	10,000,000		10,765,300
5.50%, 10/1/2040	40,000,000		43,061,200

14

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Highway and Transportation Authority:
Highway Revenue
5.50%, 7/1/2013 (Insured; MBIA)	4,750,000		5,270,125
Transportation Revenue 6%, 7/1/2010	2,000,000	[c]	2,221,300
Puerto Rico Housing Finance Authority
(Capital Fund Program) 5%, 12/1/2015	11,615,000		12,246,624
Virgin Islands Public Finance Authority, Revenue:
7.30%, 10/1/2018	3,100,000		3,873,047
Subordinated Lien Fund Loans Notes
6%, 10/1/2022	2,000,000		2,085,940
Total Long-Term Municipal Investments
(cost $1,191,985,743)			1,256,050,675

Short-Term Municipal Investments—3.2%

California, GO 2.95% (LOC: California State Teachers
Retirement System and Citibank)	6,080,000	[e]	6,080,000
California Economic Recovery
2.94% (LOC; Lloyds TSB Bank)	9,000,000	[e]	9,000,000
California Health Facilities Financing Authority, Revenue:
(Adventist Health System/West)
2.95% (Insured; MBIA and Liquidity Facility;
California State Teachers Retirement System)	1,000,000	[e]	1,000,000
(Sutter/CHS)
2.95% (Insured; AMBAC and Liquidity Facility:
ABN-AMRO and KBC Bank)	4,620,000	[e]	4,620,000
California Pollution Control Financing Authority, PCR
(Pacific Gas and Electric Co.):
2.96% (LOC; Bank One)	10,900,000	[e]	10,900,000
2.96% (LOC; JPMorgan Chase Bank)	10,100,000	[e]	10,100,000
Total Short-Term Municipal Investments
(cost $41,700,000)			41,700,000

Total Investments (cost $1,233,685,743)	100.4%		1,297,750,675
Liabilities, Less Cash and Receivables	(.4%)		(4,853,584)
Net Assets	100.0%		1,292,897,091

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	53.9
AA	Aa	AA	12.3
A	A	A	17.6
BBB	Baa	BBB	9.8
BB	Ba	BB	.4
F1	MIG1/P1	SP1/A1	3.2
Not Rated [f]	Not Rated [f]	Not Rated [f]	2.8
			100.0

†	Based on total investments.
[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these
	securities amounted to $52,001,274 or 4.0% of net assets.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[d]	Purchased on delayed delivery basis.
[e]	Securities payable on demand.Variable interest rate—subject to periodic change.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
[g]	At November 30, 2005, 25.9% of the fund’s net assets are insured by MBIA.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			1,233,685,743	1,297,750,675
Interest receivable				20,223,218
Receivable for shares of Common Stock subscribed				42,727
Prepaid expenses				32,773
				1,318,049,393

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				715,564
Payable for investment securities purchased				22,195,082
Cash overdraft due to Custodian				1,502,429
Payable for shares of Common Stock redeemed				580,013
Accrued expenses				159,214
				25,152,302

Net Assets ($)				1,292,897,091

Composition of Net Assets ($):
Paid-in capital				1,242,515,330
Accumulated undistributed investment income—net				22,595
Accumulated net realized gain (loss) on investments				(13,705,766)
Accumulated net unrealized appreciation
(depreciation) on investments				64,064,932

Net Assets ($)				1,292,897,091

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	84,517,213	7,715,489	2,628,906	1,198,035,483
Shares Outstanding	5,744,146	524,383	178,643	81,436,577

Net Asset Value Per Share ($)	14.71	14.71	14.72	14.71

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2005 (Unaudited)

Investment Income ($):
Interest Income	31,398,553
Expenses:
Management fee—Note 3(a)	3,961,183
Shareholder servicing costs—Note 3(b)	700,243
Professional fees	47,635
Custodian fees	43,296
Registration fees	41,176
Directors’ fees and expenses—Note 3(c)	32,892
Distribution fees—Note 3(b)	32,051
Prospectus and shareholders’ reports	12,387
Miscellaneous	32,590
Total Expenses	4,903,453
Less—reduction in expenses due to
undertaking—Note 3(a)	(17,015)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(13,654)
Net Expenses	4,872,784
Investment Income—Net	26,525,769

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	148,202
Net unrealized appreciation (depreciation) on investments	(25,664,530)
Net Realized and Unrealized Gain (Loss) on Investments	(25,516,328)
Net Increase In Net Assets Resulting from Operations	1,009,441

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005	Year Ended
	(Unaudited)	May 31, 2005 [a]

Operations ($):
Investment income—net	26,525,769	47,183,272
Net realized gain (loss) on investments	148,202	5,425,934
Net unrealized appreciation
(depreciation) on investments	(25,664,530)	44,387,228
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,009,441	96,996,434

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,655,381)	(2,009,238)
Class B shares	(146,744)	(201,274)
Class C shares	(40,636)	(59,186)
Class Z shares	(24,660,413)	(45,060,543)
Net realized gain on investments:
Class A shares	—	(526,333)
Class B shares	—	(63,364)
Class C shares	—	(20,828)
Class Z shares	—	(7,226,618)
Total Dividends	(26,503,174)	(55,167,384)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	2,493,887	4,073,951
Class B shares	246,563	411,375
Class C shares	212,227	947,904
Class Z shares	22,699,336	77,690,992
Net assets received in connection
with reorganization—Note 1	—	352,241,502

20

	Six Months Ended
	November 30, 2005	Year Ended
	(Unaudited)	May 31, 2005 [a]

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A shares	1,077,421	1,609,900
Class B shares	102,263	188,321
Class C shares	24,825	54,596
Class Z shares	16,579,781	35,584,032
Cost of shares redeemed:
Class A shares	(5,358,776)	(8,457,781)
Class B shares	(2,002,893)	(2,152,575)
Class C shares	(422,791)	(1,566,296)
Class Z shares	(55,260,922)	(168,708,354)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(19,609,079)	291,917,567
Total Increase (Decrease) in Net Assets	(45,102,812)	333,746,617

Net Assets ($):
Beginning of Period	1,337,999,903	1,004,253,286
End of Period	1,292,897,091	1,337,999,903
Undistributed investment income—net	22,595	—

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	November 30, 2005	Year Ended
	(Unaudited)	May 31, 2005 [a]

Capital Share Transactions:
Class A [b]
Shares sold	167,334	272,224
Shares issued in connection
with reorganization—Note 1	—	6,053,943
Shares issued for dividends reinvested	72,426	108,488
Shares redeemed	(359,861)	(570,408)
Net Increase (Decrease) in Shares Outstanding	(120,101)	5,864,247

Class B [b]
Shares sold	16,715	27,558
Shares issued in connection
with reorganization—Note 1	—	740,391
Shares issued for dividends reinvested	6,873	12,694
Shares redeemed	(134,759)	(145,089)
Net Increase (Decrease) in Shares Outstanding	(111,171)	635,554

Class C
Shares sold	14,230	63,829
Shares issued in connection
with reorganization—Note 1	—	229,827
Shares issued for dividends reinvested	1,669	3,679
Shares redeemed	(28,332)	(106,259)
Net Increase (Decrease) in Shares Outstanding	(12,433)	191,076

Class Z
Shares sold	1,526,900	5,244,078
Shares issued in connection
with reorganization—Note 1	—	16,492,966
Shares issued for dividends reinvested	1,114,631	2,405,394
Shares redeemed	(3,717,659)	(11,416,084)
Net Increase (Decrease) in Shares Outstanding	(1,076,128)	12,726,354

[a]	The fund commenced offering four classes of shares on October 21, 2004.The existing shares were redesignated
	Class Z shares and the fund added Class A, Class B and Class C shares.
[b]	During the period ended November 30, 2005, 61,400 Class B shares representing $911,806 were automatically
	converted to 61,400 Class A shares and during the period ended May 31, 2005, 25,517 Class B shares
	representing $377,455 were automatically converted to 25,517 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2005	Year Ended
Class A Shares	(Unaudited)	May 31, 2005[a]

Per Share Data ($):
Net asset value, beginning of period	15.00	14.97
Investment Operations:
Investment income—net [b]	.29	.34
Net realized and unrealized
gain (loss) on investments	(.29)	.12
Total from Investment Operations	.00	.46
Distributions:
Dividends from investment income—net	(.29)	(.34)
Dividends from net realized gain on investments	—	(.09)
Total Distributions	(.29)	(.43)
Net asset value, end of period	14.71	15.00

Total Return (%) [c]	(.04)[d]	3.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.97[e]
Ratio of net expenses to average net assets	.92[e]	.96[e]
Ratio of net investment income
to average net assets	3.83[e]	3.77[e]
Portfolio Turnover Rate	14.64[d]	38.73

Net Assets, end of period ($ x 1,000)	84,517	87,976

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	November 30, 2005	Year Ended
Class B Shares	(Unaudited)	May 31, 2005[a]

Per Share Data ($):
Net asset value, beginning of period	15.00	14.97
Investment Operations:
Investment income—net [b]	.25	.30
Net realized and unrealized
gain (loss) on investments	(.29)	.12
Total from Investment Operations	(.04)	.42
Distributions:
Dividends from investment income—net	(.25)	(.30)
Dividends from net realized gain on investments	—	(.09)
Total Distributions	(.25)	(.39)
Net asset value, end of period	14.71	15.00

Total Return (%) [c]	(.29)[d]	2.82

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48[e]	1.48[e]
Ratio of net expenses to average net assets	1.43[e]	1.45[e]
Ratio of net investment income
to average net assets	3.32[e]	3.29[e]
Portfolio Turnover Rate	14.64[d]	38.73

Net Assets, end of period ($ x 1,000)	7,715	9,534

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

24

	Six Months Ended
	November 30, 2005	Year Ended
Class C Shares	(Unaudited)	May 31, 2005[a]

Per Share Data ($):
Net asset value, beginning of period	15.00	14.97
Investment Operations:
Investment income—net [b]	.23	.27
Net realized and unrealized
gain (loss) on investments	(.28)	.12
Total from Investment Operations	(.05)	.39
Distributions:
Dividends from investment income—net	(.23)	(.27)
Dividends from net realized gain on investments	—	(.09)
Total Distributions	(.23)	(.36)
Net asset value, end of period	14.72	15.00

Total Return (%) [c]	(.35)[d]	2.67

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[e]	1.71[e]
Ratio of net expenses to average net assets	1.68[e]	1.70[e]
Ratio of net investment income
to average net assets	3.07[e]	3.01[e]
Portfolio Turnover Rate	14.64[d]	38.73

Net Assets, end of period ($ x 1,000)	2,629	2,867

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	November 30, 2005			Year Ended May 31,

Class Z Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.00	14.39	15.28	14.60	14.56	13.65
Investment Operations:
Investment income—net	.30[b]	.58[b]	.58[b]	.63[b]	.67[b]	.71
Net realized and unrealized
gain (loss) on investments (.29)		.71	(.76)	.83	.29	.91
Total from
Investment Operations	.01	1.29	(.18)	1.46	.96	1.62
Distributions:
Dividends from
investment income—net	(.30)	(.59)	(.57)	(.63)	(.67)	(.71)
Dividends from net realized
gain on investments	—	(.09)	(.14)	(.15)	(.25)	—
Total Distributions	(.30)	(.68)	(.71)	(.78)	(.92)	(.71)
Net asset value,
end of period	14.71	15.00	14.39	15.28	14.60	14.56

Total Return (%)	.07[c]	9.10	(1.16)	10.30	6.69	11.98

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[d]	.72	.70	.70	.71	.70
Ratio of net expenses
to average net assets	.72[d]	.72	.70	.70	.71	.70
Ratio of net investment
income to average
net assets	4.04[d]	3.96	3.93	4.27	4.54	4.87
Portfolio Turnover Rate	14.64[c]	38.73	56.87	47.21	51.69	32.21

Net Assets, end of period
($ x 1,000)	1,198,035	1,237,623 1,004,253		1,140,398	1,099,751 1,099,495

[a]	As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide
	for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
	The effect of this change for the period ended May 31, 2002 was to increase net investment income per share and
	decrease net realized and unrealized gain (loss) on investments by less than $.01 and increase the ratio of net
	investment income to average net assets from 4.51% to 4.54%. Per share data and ratios/supplemental data for
	periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier California Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on February 24, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus California Municipal Income, Inc. (“California Municipal Income”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of California Municipal Income received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in California Municipal Income at the time of the exchange. The fund’s net asset value on the close of business on February 24, 2005 was $14.89 per share for Class Z shares, and a total of 2,769,887 Class Z shares representing net assets of $41,243,622 (including $2,753,782 accumulated net realized loss in investments and $1,967,026 net unrealized appreciation on investments) were issued to the shareholders of California Municipal Income in the exchange.The exchange was a tax-free event to California Municipal Income shareholders.

As of the close of business on October 26, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of General California Municipal Bond Fund (“General California”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of General California received Class Z shares of the fund, in an amount equal to the aggregate net

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset value of their investment in General California at the time of the exchange. The fund’s net asset value on the close of business on October 26, 2004 was $15.00 per share for Class Z shares, and a total of 13,723,079 Class Z shares representing net assets of $205,846,182 (including $9,031,565 accumulated net realized loss on investments and $18,179,239 net unrealized appreciation on investments) were issued to the shareholders of General California in the exchange.The exchange was a tax-free event to General California shareholders.

As of the close of business on October 21, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier California Municipal Bond Fund (“Premier California”) were transferred to the fund in exchange for the corresponding class of shares of Common Stock of the fund, in equal value, on the close of business on October 21, 2004. Holders of Class A, Class B, and Class C shares of Premier California received Class A, Class B and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Premier California at the time of the exchange.The net asset value of the fund’s shares on the close of business October 21, 2004, after the reorganization, was $14.97 per share for each of Class A, Class B, and Class C shares, and a total of 6,053,943 Class A shares, 740,391 Class B shares and 229,827 Class C shares, representing net assets of $105,151,698 (including $4,814,089 accumulated net realized loss on investments and $9,508,057 net unrealized appreciation on investments) were issued to Premier California’s shareholders in the exchange. The exchange was a tax-free event to Premier California shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund and Dreyfus California Municipal Income, Inc., as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As a result of the fund’s mergers with Dreyfus Premier California Municipal Bond Fund, General California Municipal Bond Fund and Dreyfus California Municipal Income, Inc., capital losses of $13,960,500 are available to offset future gains. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation.These acquired capital losses are expected to expire between fiscal 2008–2011.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2005, was as follows: tax exempt income $47,330,241, ordinary income $2,058,818 and long term capital gains $5,778,325. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2005, the fund did not borrow under the Facility.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.The Manager had contractually agreed to waive receipt of its fee and/or assume the expenses, until September 30, 2005, so that the total annual operating expenses, excluding certain expenses as described above, do not exceed .96% for Class A, 1.45% for Class B and 1.71% for Class C.The Manager has contractually agreed, from October 1, 2005 through May 31, 2006, to waive receipt of its fee and/or assume the expenses, so that the total annual operating expenses, excluding certain expenses as described above, do not exceed .90% for Class A, 1.39% for Class B and 1.66% for Class C.The reduction in management fee, pursuant to the undertaking, amounted to $17,014 during the period ended November 30, 2005.

During the period ended November 30, 2005, the Distributor retained $7,861 and $8,744 from commissions earned on sales of the fund’s Class A and Class Z shares and $3,295 from contingent deferred sales charges on redemptions of the fund’s Class B shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2005, Class B and Class C shares were charged $22,112 and $9,939, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2005, Class A, Class B and Class C shares were charged $108,146, $11,056 and $3,313, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, Class Z shares were charged $286,602 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $186,612 pursuant to the transfer agency agreement.

During the period ended November 30, 2005, the fund was charged $1,548 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$636,517, Rule 12b-1 distribution plan fees $4,894, shareholder services plan fees $5,838, transfer agency per account fees $69,335, chief compliance officer fees $1,548, which are offset against an expense reimbursement currently in effect in the amount of $2,568.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2005, amounted to $188,941,004 and $213,471,255, respectively.

At November 30, 2005, accumulated net unrealized appreciation on investments was $64,064,932, consisting of $66,345,975 gross unrealized appreciation and $2,281,043 gross unrealized depreciation.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
California Tax Exempt	Dividend Disbursing Agent
Bond Fund, Inc.
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)